STOCK OPTIONS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Share price		$ 2.08
Exercise price		$ 2.08	$ 3.43
Risk-free interest rate		2.48%
Expected volatility		105.36%
Expected option life in years		10 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Statement [Line Items]
Share price	$ 1.81		$ 2.59
Exercise price	$ 1.81		$ 3.43
Risk-free interest rate	1.12%		2.74%
Expected volatility	81.34%		149.99%
Expected option life in years	4 years
Maximum [Member]
Statement [Line Items]
Share price	$ 2.86		$ 3.39
Exercise price	$ 2.86		$ 3.43
Risk-free interest rate	1.67%		2.78%
Expected volatility	106.56%		150.43%
Expected option life in years	10 years